Credit commitments (Details) (USD $)		1 Months Ended			12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2011 facility	Dec. 31, 2011 Cat Financial numerator denominator	Dec. 31, 2011 Credit Facility	Dec. 31, 2011 Credit Facility Cat Financial	Dec. 31, 2011 Four-year facility expires in September 2014	Dec. 31, 2011 364-day facility expires in September 2012	Dec. 31, 2011 Five-year facility expires in September 2016	Dec. 31, 2011 Consolidated credit lines with banks	Nov. 30, 2010 Bridge Facility	Dec. 31, 2011 Bridge Facility	Dec. 31, 2010 Bridge Facility	Nov. 14, 2010 Bridge Facility	Dec. 31, 2011 Machinery and Power Systems	Dec. 31, 2011 Financial Products
Credit lines available:
Global credit facilities	$ 8,500,000,000		$ 8,500,000,000	$ 6,500,000,000	$ 2,090,000,000	$ 2,550,000,000	$ 3,860,000,000						$ 2,000,000,000	$ 6,500,000,000
Other external	4,210,000,000							4,210,000,000					388,000,000	3,822,000,000
Total credit lines available	12,710,000,000											8,600,000,000	2,388,000,000	10,322,000,000
Less: Global credit facilities supporting commercial paper	(2,818,000,000)													(2,818,000,000)
Less: Utilized credit	(2,142,000,000)												(32,000,000)	(2,110,000,000)
Available credit	7,750,000,000												2,356,000,000	5,394,000,000
Number of global credit facilities	3
Duration of credit facility (in years or days)					4 years	364 days	5 years		1 year
Consolidated net worth	19,500,000,000
Minimum consolidated net worth required under credit facilities	9,000,000,000
Interest coverage ratio, numerator		1.60
Interest coverage ratio, denominator		1
Minimum interest coverage ratio required under credit facilities, numerator		1.15
Minimum interest coverage ratio required under credit facilities, denominator		1
Leverage ratio, numerator		7.88
Leverage ratio, denominator		1
Maximum leverage ratio permissible under credit facility, numerator		10
Maximum leverage ratio permissible under credit facility, denominator		1
Payment of customary fees and expenses										$ 18,000,000	$ 46,000,000